Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Sales of goods and services	€ 3,664	€ 16,661	€ 36,677
Receivables from related parties	€ 208	€ 2,164	€ 4,071